Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Glenn P. Sblendorio¹ ($)	Compensation Actually Paid to Glenn P. Sblendorio¹, ²,³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)
					TSR ($)	Peer Group TSR ($)
2022	9,816,150	12,330,180	3,158,895	4,040,183	249.53	113.65	(185.20)
2021	5,987,700	12,742,344	3,466,217	6,080,654	194.87	126.45	(114.50)
2020	4,069,416	1,568,613	2,358,184	1,697,810	80.54	126.42	(84.50)

Named Executive Officers, Footnote [Text Block]	Glenn P. Sblendorio was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
David R. Guyer	Pravin U. Dugel	Pravin U. Dugel
Pravin U. Dugel	David F. Carroll	David F. Carroll
David F. Carroll	Anthony S. Gibney	Christopher P. Simms
Keith Westby	Christopher P. Simms	Keith Westby

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 9,816,150	$ 5,987,700	$ 4,069,416
PEO Actually Paid Compensation Amount	$ 12,330,180	12,742,344	1,568,613
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Glenn P. Sblendorio ($)	Exclusion of Stock Awards and Option Awards for Glenn P. Sblendorio ($)	Inclusion of Equity Values for Glenn P. Sblendorio ($)	Compensation Actually Paid to Glenn P. Sblendorio ($)
2022	9,816,150	(8,455,500)	10,969,530	12,330,180
2021	5,987,700	(4,685,940)	11,440,584	12,742,344
2020	4,069,416	(2,820,516)	319,713	1,568,613
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Glenn P. Sblendorio ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Glenn P. Sblendorio ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Glenn P. Sblendorio ($)	Total - Inclusion of Equity Values for Glenn P. Sblendorio ($)
2022	8,022,150	2,491,247	456,133	10,969,530
2021	5,256,393	4,614,018	1,570,173	11,440,584
2020	2,593,174	(1,141,792)	(1,131,669)	319,713

Non-PEO NEO Average Total Compensation Amount	$ 3,158,895	3,466,217	2,358,184
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,040,183	6,080,654	1,697,810
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,158,895	(2,376,625)	3,257,913	4,040,183
2021	3,466,217	(2,931,767)	5,546,204	6,080,654
2020	2,358,184	(1,642,984)	982,610	1,697,810

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,237,158	1,032,813	(12,058)	3,257,913
2021	3,706,028	1,490,983	349,193	5,546,204
2020	1,919,296	(495,099)	(441,587)	982,610

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Biotechnology Index over the same period.
Total Shareholder Return Amount	$ 249.53	194.87	80.54
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (185,200,000)	(114,500,000)	(84,500,000)
PEO Name	Glenn P. Sblendorio
Additional 402(v) Disclosure [Text Block]
The following tables and related disclosures provide information for the fiscal years listed below about (i) the “total compensation” of our principal executive officer, or PEO, and our other NEOs, or Non-PEO NEOs, as presented in the Summary Compensation Table on page [41] of this proxy statement; and (ii) the “Compensation Actually Paid” to our PEO and our Non-PEO NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executive or how our compensation and talent strategy committee evaluates compensation decisions in light of company or individual performance. We did not use any financial performance measure to link Compensation Actually Paid to our NEOs to our company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a Company-Selected Measure in the table below nor a Tabular List of our most important financial metrics.The compensation and talent strategy committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For a discussion of how our compensation and talent strategy committee seeks to align pay with performance when making decisions, please review “Compensation Discussion and Analysis” beginning on page [24] of this proxy statement.
	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the amounts reflected in the Summary Compensation Table.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,455,500	4,685,940	2,820,516
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,969,530	11,440,584	319,713
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	8,022,150	5,256,393	2,593,174
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,491,247	4,614,018	1,141,792
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	456,133	1,570,173	1,131,669
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,376,625	2,931,767	1,642,984
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,257,913	5,546,204	982,610
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,237,158	3,706,028	1,919,296
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,032,813	1,490,983	495,099
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 12,058	$ 349,193	$ 441,587